General and administrative expenses	6 Months Ended
Jun. 30, 2015
General and administrative expenses
12 General and administrative expenses
in	6M15	6M14
General and administrative expenses (CHF million)
Occupancy expenses	484	569
IT, machinery, etc.	607	682
Provisions and losses	203	1,921
Travel and entertainment	178	165
Professional services	1,358	1,053
Amortization and impairment of other intangible assets	11	10
Other	859	763
General and administrative expenses	3,700	5,163